SEGMENT REPORTING, Long-lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 Customer
Segment Information [Abstract]
Long-lived assets	$ 660,729	$ 516,605
Number of major customers | Customer	0	0	0
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	$ 509,922	$ 389,997
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	128,285	119,043
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 22,522	$ 7,565